Basic and diluted net income per share	12 Months Ended
Dec. 31, 2014
Basic and diluted net income per share [Abstract]
Basic and diluted net income per share
24.	Basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2012, 2013 and 2014 are calculated as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Numerator:
Net income attributable to the Company	89,177	477,727	1,064,472
Decretion to convertible redeemable preferred shares redemption value	1,293,875	-	-
Allocation of net income to participating preferred shareholders	(478,754)	-	-

Numerator of basic net income per share	904,298	477,727	1,064,472
Dilutive effect of preferred shares	(815,121)	-	-
Numerator for diluted income per share	89,177	477,727	1,064,472

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	604,703,810	1,122,475,688	1,153,140,699
Dilutive effect of preferred shares	320,142,965	-	-
Dilutive effect of share options	17,782,885	16,362,048	10,372,442
Dilutive effect of restricted shares	30,594,877	14,400,670	2,604,789
Dilutive effect of restricted share units	4,802,491	27,882,891	32,425,543
Dilutive effect of share-based awards granted to CEO and Chairman	14,441,808	-	-
Denominator for diluted calculation	992,468,836	1,181,121,297	1,198,543,473

Basic net income per Class A and Class B common share	1.50	0.43	0.92
Diluted net income per Class A and Class B common share	0.09	0.40	0.89
Basic net income per ADS*	29.91	8.51	18.46
Diluted net income per ADS*	1.80	8.09	17.76

*	The Company was listed on November 21, 2012 with issuance of a total of 8,970,000 ADS at a public offering price of US$10.50 per ADS. Each ADS represents 20 Class A common shares. The net income per ADS for the years ended December 31, 2012, 2013 and 2014 were calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

The Company's preferred shares are participating securities and as such would be included in the calculation of basic earnings per share under the two-class method. According to the contractual terms of the preferred shares, the preferred shares do not have a contractual obligation to share in the losses of the Company. Therefore, net income was allocated to the preferred shares in the computation of basic net income per share for the year ended December 31, 2012.

The weighted average number of ordinary shares outstanding which could potentially dilute basic earnings per share in the future related to the 2019 Convertible Senior Notes was 57,219,783 for the year ended December 31, 2014.The 2019 Convertible Senior Notes were excluded in the computation of diluted earnings per share in 2014 because the inclusion of such instrument would be anti-dilutive.